SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 31, 2017 vessel shares	Feb. 29, 2016 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($)	Jun. 30, 2017 vessel shares	Jun. 30, 2016 shares	Mar. 15, 2017 $ / shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Number of outstanding common shares (in shares)			129,522,992		129,522,992	129,522,992		105,965,192
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)					23,557,800	71,430,612
Number of outstanding common shares (in shares)			129,522,992		129,522,992	105,965,192		105,965,192	34,535,128
Common Stock | Equity Offering [Member]
Class of Stock [Line Items]
Share price (in USD per share) | $ / shares							$ 6.97
Foreign Currency Exchange Rate, Translation							8.6078
Proceeds from sale of equity | $				$ 60.0
Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)		8,607,800	17,800,000
Subsequent Event
Class of Stock [Line Items]
Number of outstanding common shares (in shares)	132,372,992
Quintana Shipping Ltd [Domain] | Subsequent Event | Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)	2,850,000
Quintana Shipping Ltd [Domain] | Hemen Holdings Ltd [Domain]
Class of Stock [Line Items]
Number of vessels | vessel					13
Quintana Shipping Ltd [Domain] | Hemen Holdings Ltd [Domain] | Subsequent Event
Class of Stock [Line Items]
Number of vessels | vessel	3
Hemen Holdings Ltd [Domain] | Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)		3,300,000
Hemen Holdings Ltd [Domain] | Quintana Shipping Ltd [Domain] | Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)		14,950,000	14,950,000
Norway, Krone | Common Stock | Equity Offering [Member]
Class of Stock [Line Items]
Share price (in USD per share) | $ / shares							$ 60
Proceeds from sale of equity | $				$ 516.5